Financial Risk Management - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2016 USD ($) Customer
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Provision for doubtful debts	$ 421	$ 138
Cash and cash equivalent and short-term investments	86,554
Amount of accounts receivables	19,298	$ 20,357
Amount of credit facilities, for the support of performance guarantee	2,000
Performance guarantees outstanding under the credit facility	$ 31
Revenue from Rights Concentration Risk [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Number of customers | Customer	1	3
Revenue from Rights Concentration Risk [Member] | Revenue, Rights Granted [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Concentration risk percentage	55.00%
Revenue from Rights Concentration Risk [Member] | Customer One [Member] | Revenue, Rights Granted [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Concentration risk percentage		18.00%
Revenue from Rights Concentration Risk [Member] | Customer Two [Member] | Revenue, Rights Granted [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Concentration risk percentage		14.00%
Revenue from Rights Concentration Risk [Member] | Customer Three [Member] | Revenue, Rights Granted [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Concentration risk percentage		11.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Number of customers | Customer	1	2
Credit Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Concentration risk percentage	23.00%	80.00%
Credit Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Concentration risk percentage		16.00%
Currency Denomination Concentration Risk [Member] | Cash And Cash Equivalents and Short Term Investments [Member]
Fair Value Concentration Of Risk Financial Statement Captions [Line Items]
Concentration risk percentage	9.50%